Consolidation and subsidiaries	12 Months Ended
Dec. 31, 2022
Consolidation And Subsidiaries [Abstract]
Consolidation and subsidiaries	Consolidation and subsidiaries
The consolidated financial statements include the entities listed below, which are the Company’s direct or indirect subsidiaries:

		Functional Currency	Equity interest (direct or indirect) (%)
			December 31, 2022	December 31, 2021
Subsidiaries
Patria Finance Ltd.	(a)	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.	(b)	USD	100.00%	100.00%
PBPE General Partner IV, Ltd.	(b)	USD	100.00%	100.00%
PBPE General Partner V, Ltd.	(b)	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.	(b)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.	(b)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.	(b)	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.	(b)	USD	100.00%	100.00%
Patria Investments UK Ltd.	(c)	GBP	100.00%	100.00%
Patria Investments US LLC	(d)	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.	(e)	COP	100.00%	100.00%
Infrastructure II GP, Ltd.	(b)	USD	100.00%	100.00%
Infrastructure III SLP Ltd.	(f)	USD	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.	(b)	USD	100.00%	100.00%
Pátria Investimentos Ltda.	(g)	BRL	100.00%	100.00%
Patria Investments Latam S.A.	(h)	USD	100.00%	100.00%
Patria Investments Uruguay S.A.	(i)	USD	100.00%	100.00%
Patria Investments Cayman Ltd.	(j)	USD	100.00%	100.00%
Patria Investments Chile SpA	(k)	CLP	100.00%	100.00%
Patria Investments Hong Kong, Ltd.	(l)	HKD	100.00%	100.00%
Patria Farmland General Partner, Ltd.	(w)	USD	—%	100.00%
Platam Investments Brazil Ltda.	(m)	BRL	100.00%	100.00%
Patria Constructivist Equity Fund General Partner, Ltd.	(w)	USD	—%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.	(b)	USD	100.00%	100.00%
PI General Partner V Ltd.	(b)	USD	100.00%	100.00%
PPE General Partner VII, Ltd.	(b)	USD	100.00%	100.00%
PI Renewables General Partner, Ltd.	(b)	USD	100.00%	100.00%
Patria Latam Growth Management Ltd.	(b)	USD	100.00%	100.00%
Patria SPAC LLC	(n)	USD	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.	(o)	USD	100.00%	100.00%
Moneda Asset Management SpA	(p)	CLP	100.00%	100.00%
Moneda Corredores de Bolsa Limitada	(q)	CLP	100.00%	100.00%

Moneda S.A. Administradora General De Fondos	(b)	CLP	100.00%	100.00%
Moneda II SpA	(r)	USD	100.00%	100.00%
Moneda International Inc.	(b)	USD	100.00%	100.00%
Moneda USA Inc.	(s)	USD	100.00%	100.00%
Patria KMP Cayman I	(t)	USD	100.00%	—%
VBI Real Estate Gestão de Carteiras S.A.	(u)	BRL	50.00%	—%
VBI Administração Fiduciaria e Gestão Ltda	(v)	BRL	50.00%	—%
BREOF Partners Ltda	(v)	BRL	50.00%	—%
VBI ND Emp Imob Ltda	(v)	BRL	50.00%	—%
VBI ND II Emp Imob Ltda	(v)	BRL	50.00%	—%
VBI DATA CENTER Emp Imob Ltda	(v)	BRL	50.00%	—%
Igah Partners LLC	(x)	USD	100.00%	—%
e.Bricks Ventures III GP, LLC	(x)	USD	100.00%	—%
Igah Carry Holding Ltd	(y)	USD	100.00%	—%
PEVC General Partner IV, Ltd.	(z)	USD	100.00%	—%
Patria Real Estate Latam S.A.S	(aa)	USD	100.00%	—%
“USD” United States dollars, “BRL” Brazilian Real, “GBP” Pound Sterling, “CLP” Chilean peso, “COP” Colombian peso, “HKD” Hong Kong Dollar
"KY" Cayman Islands, "BR" Brazil, "CO" Colombia, "CH" Chile, "UK" United Kingdom, "US" United States, “BV” British Virgin Islands

(a)Patria Finance Ltd.: responsible for managing investment funds and providing financial advisory services to clients around the world. It also provides accounting and finance support to the Group
(b)These entities serve as managers of investment funds.
(c)Patria Investments UK Ltd.: engages in the development of investor relations.
(d)Patria Investments US LLC: engages in the development of investor relations and marketing services and certain back-office services.
(e)Patria Investments Colombia S.A.S.: engages in advisory services related to asset management of investment funds and investments in private equity and infrastructure areas and investor relations and marketing services.
(f)Infrastructure III SLP Ltd.: serves as manager of investment funds and provides financial advisory services.
(g)Pátria Investimentos Ltda. ("PILTDA"): engages in asset management, fund administration, consulting, and planning services related to asset management and the organization and performance of transactions in the commercial and corporate sectors.
(h)Patria Investments Latam S.A.: serves as a holding company for the Group investing activities.
(i)Patria Investments Uruguay Agente de Valores S.A. (formerly Patria Investments Uruguay S.A.): provides advisory services related to asset management of investment funds and investor relations and marketing services
(j)Patria Investments Cayman Ltd.: serves as a holding company for the Group investing activities.
(k)Patria Investments Chile SpA: engages in advisory services related to asset management of investment funds, investments in infrastructure, and investor relations and marketing services.
(l)Patria Investments Hong Kong, Ltd.: engages in developing investor relations and marketing services.
(m)Platam Investments Brazil Ltda.: provides advisory services to the Group.
(n)Patria SPAC LLC: serves as a holding company and sponsor of SPAC Patria Latin American Opportunity Acquisition Corp.
(o)Patria Latin American Opportunity Acquisition Corp. (the “SPAC” or “PLAO”): a special purpose acquisition company incorporated in the Cayman Island and sponsored by Patria SPAC LLC for the purpose of effecting a business combination with one or more businesses with a focus in Latin America. On March 14, 2022, PLAO, announced the closing of its IPO. The registration statement on Form S-1 relating to the securities referred to therein and subsequently amended has been filed with the Securities and Exchange Commission (“SEC”) and declared effective on March 9, 2022.
The IPO included issuance of 23,000,000 units (“the Units”), including the exercise in full by the underwriters to purchase an additional 3,000,000 Units to cover over-allotments, at a price of US$10.00 per unit. Each Unit consists of one Class A ordinary share of PLAO, par value $0.0001 per share (the “SPAC Class A Ordinary Shares”), and one-half of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each Warrant entitling the holder thereof to purchase one SPAC Class A Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds from the issuance of US$ 230,000,000.
SPAC Class A Ordinary Shares are classified as a liability in accordance with IAS32 per IFRS and based on the terms of the issuance that permits redemption by holders of SPAC Class A Ordinary Shares.
Holders of the SPAC Class A Ordinary Shares and holders of the SPAC Class B Ordinary Shares will vote together as a single class on all matters submitted to a vote of PLAO’s shareholders, except when not permitted by law or stock exchange rule; provided that only holders of the SPAC Class B Ordinary Shares shall have the right to vote on the appointment and removal of PLAO’s directors prior to the initial business combination or continuing PLAO in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of PLAO or to adopt new constitutional documents of PLAO, in each case, as a result of PLAO approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands).
Restrictions on the Group’s ability to access or use assets and settle liabilities are included in notes 12(a) and 20(c).
As of December 31, 2022, the Group has not selected any business combination target for PLAO. The expectation is to consummate a business combination as soon as the Group identifies a target company. Should PLAO not complete the initial business combination within 15 months from the closing of PLAO’s IPO (or up to 21 months if the period of time to consummate the initial business combination is extended in accordance with the terms described in the PLAO’s final prospectus), the SPAC Class A Ordinary Shares will be redeemed from the proceeds held in the trust account, as disclosed in note 12(a)
(p)Moneda Asset Management SpA (“MAM I”): serves as a holding company of Moneda S.A. Administradora General de Fondos and Moneda Corredores de Bolsa Limitada.
(q)Moneda Corredores de Bolsa Limitada (“MCB”): a stockbroker that manages private client mandates.
(r)Moneda II SpA (“MAM II”): serves as a holding company of Moneda International Inc. and Moneda USA Inc.
(s)Moneda USA Inc.: serves as an investment adviser.
(t)Patria KMP Cayman I: incorporated on June 20, 2022 and serves as a holding company for the Group’s investing activities.
(u)VBI Real Estate Gestão de Carteiras S.A. (“VBI”): a subsidiary of the Group acquired through a business combination (note 29) and serves as manager of real estate investment trusts of the Group.
(v)Fully owned direct subsidiaries of VBI, to complement real estate investment activities of VBI.
(w)Entities with limited or no activity were dissolved during 2022 and had no significant accounting impact.
(x)Igah Partners LLC (“Igah Ventures”): a subsidiary of the Group acquired through a business combination and serves as manager of venture capital related funds. Additionally as disclosed in note 29 PEVC I General Partner IV, Ltd (“Igah IV”) was also acquired.
Igah Ventures and Igah IV. are collectively referred to as “Igah”.
(y)Fully owned entities acquired as part of the business combination with Igah to complement the Group’s venture capital offering and Igah transaction structure.
(z)PEVC General Partner IV, Ltd.: incorporated on November 18, 2022 and serves as a holding company for the Group’s investing activities.
(aa)Patria Real Estate Latam S.A.S: acquired on December 15, 2022 and serves as a holding company for the Group’s investing activities.